Note 33 - Employee Benefits - DWS Share Awards (Detail) u-2 in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
DWS Equity Plan [Member]
Number of Awards [Abstract]
Number of Awards Outstanding at beginning of year	2,415	2,418
Number of Awards Granted	1,005	709
Number of Awards Issued or Exercised	(1,042)	(583)
Number of Awards Forfeited	(55)	(110)
Number of Awards Expired	0
Number of Awards Other Movements	6	(18)
Number of Awards Outstanding at end of year	2,329	2,415
Weighted-average exercise price [Abstract]
Weighted-average exercise price outstanding, of which, exercisable	€ 0
DWS SAR Plan [Member]
Number of Awards [Abstract]
Number of Awards Outstanding at beginning of year	948	1,254
Number of Awards Granted	0
Number of Awards Issued or Exercised	(40)	(256)
Number of Awards Forfeited	(4)	(14)
Number of Awards Expired	(16)	(36)
Number of Awards Other Movements	(1)
Number of Awards of which, exercisable	678	739
Number of Awards Outstanding at end of year	887	948
Weighted-average exercise price [Abstract]
Weighted-average exercise price outstanding at beginning of year	€ 24.65	€ 24.65
Weighted-average exercise price issued or exercised	24.65	24.65
Weighted-average exercise price forfeited	24.65	24.65
Weighted-average exercise price expired	24.65	24.65
Weighted-average exercise price other movements	24.65	24.65
Weighted-average exercise price outstanding at end of year	24.65	24.65
Weighted-average exercise price outstanding, of which, exercisable	€ 24.65	€ 24.65